SUBSEQUENT EVENTS (Details) - Subsequent event $ in Thousands	Feb. 15, 2023 USD ($) Vote shares
2025 Convertible promissory notes
SUBSEQUENT EVENTS
Redemption price, Percentage of principal amount redeemed	109.00%
Principal amount of notes to be redeemed | $	$ 64,000
Class D ordinary shares
SUBSEQUENT EVENTS
Number of share authorized to be issued to Mr. Sheng Chen	555,000
Entitled vote per ordinary share | Vote	500
Number of shares issued	0